NET INTEREST INCOME (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NET INTEREST INCOME (Details) [Line Items]
Borrowings, interest rate	2.74%	2.43%	2.76%
Interest income on impaired financial assets accrued	£ 222	£ 179	£ 205
Reserve of cash flow hedges [member]
NET INTEREST INCOME (Details) [Line Items]
Interest income	691	644	531
Negative interest rates [member]
NET INTEREST INCOME (Details) [Line Items]
Interest income	31	12
Interest expense	£ 10	£ 50	£ 51